Schedule of Sales and Marketing Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 54,225	₪ 53,269	₪ 56,533
Payroll and associated expenses [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	32,515	31,332	36,225
Commission Distribution [Member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	15,453	14,834	5,597
Other [member]
IfrsStatementLineItems [Line Items]
Total Sales and marketing expenses	₪ 6,257	₪ 7,103	₪ 14,711